                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [ ]                    Amendment No.:    _______
         This Amendment (Check only one):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts  January 30, 2002
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:     $100,763 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

                           Form 13F Information Table

COLUMN 1                 COLUMN 2         COLUMN 3          COLUMN 4
Name of Issuer        Title of Class       CUSIP             Value
                                                           (X $1000)
Alliance Capital          Common         01855A101                  1,933

Alliance Resource         Common         01877R108                  1,220

American Int'l            Common         026874107                  3,176

Amerigas Partners L.P.    Common         030975106                  1,007

Anadarko Pet.             Common         032511107                  1,706

Apache Corp.              Common         037411105                  1,496

Applied Material Inc      Common         038222105                  2,005

Bank of New York          Common         064057102                  1,224

Bed, Bath & Beyond        Common         075896100                    848

BP Prudhoe                Common         055630107                    297

Buckeye Partners L P
Unit LTD Partnership      Common         118230101                  3,748

Cardinal Health           Common         14149Y108                  2,263

Chase Capital IV
Preferred                Preferred       16147N208                    303

COLUMN 1                       COLUMN 5              COLUMN 6        COLUMN 7            COLUMN 8
Name of Issuer            Shrs or       Sh/ Put/    Investment        Other          Voting Authority
                          Prn Amt       Prn Call    Discretion       Managers      Sole   Shared   None
Alliance Capital           40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Alliance Resource          45,000          SH     Shared - Other  1, 2, 3, 4, 5   45,000

American Int'l             40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Amerigas Partners L.P.     45,000          SH     Shared - Other  1, 2, 3, 4, 5   45,000

Anadarko Pet.              30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Apache Corp.               30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Applied Material Inc       50,000          SH     Shared - Other  1, 2, 3, 4, 5   50,000

Bank of New York           30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Bed, Bath & Beyond         25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

BP Prudhoe                 20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Buckeye Partners L P
Unit LTD Partnership      100,000          SH     Shared - Other  1, 2, 3, 4, 5  100,000

Cardinal Health            35,000          SH     Shared - Other  1, 2, 3, 4, 5   35,000

Chase Capital IV
Preferred                  12,000          SH     Shared - Other  1, 2, 3, 4, 5   12,000

Chase PFD Cap Corp
Ser A 8.10% PFD          Preferred       161637202                    628

Check Point Software      Common         M22465104                  1,596

Cisco Systems             Common         17275R102                    543

Citigroup Inc.            Common         172967101                  3,365

Corning                   Common         219350105                    312

Dell Computer             Common         247025109                    951

Dow Chemical              Common         260543103                  1,520

Duff & Phelps Util &
Corp BD TR                Common         26432K108                    661

Duke Energy               Common         264399106                    982

Duke Energy Ser C        Preferred       264399619                    286

Duke Energy - M Units    Preferred       264399585                  1,054

Electronic Data           Common         285661104                  2,057

EL Pas Energy             Common         28368B102                  4,092

Enbridge Energy           Common         29250R106                  1,262

Energy East Cap.         Preferred       29267G200                    757

Equity Office Prop.       Common         294741103                    602

Exxon Mobil Corp          Common         30231G102                  2,358

FleetBoston               Common         339030108                    913

Gables Residential
Trust PFD A              Preferred       362418204                    248

General Electric Co       Common         369604103                    802

Chase PFD Cap Corp
Ser A 8.10% PFD            25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Check Point Software       40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Cisco Systems              30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Citigroup Inc.             66,666          SH     Shared - Other  1, 2, 3, 4, 5   66,666

Corning                    35,000          SH     Shared - Other  1, 2, 3, 4, 5   35,000

Dell Computer              35,000          SH     Shared - Other  1, 2, 3, 4, 5   35,000

Dow Chemical               45,000          SH     Shared - Other  1, 2, 3, 4, 5   45,000

Duff & Phelps Util &
Corp BD TR                 50,000          SH     Shared - Other  1, 2, 3, 4, 5   50,000

Duke Energy                25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Duke Energy Ser C          11,000          SH     Shared - Other  1, 2, 3, 4, 5   11,000

Duke Energy - M Units      40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Electronic Data            30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

EL Pas Energy             110,000          SH     Shared - Other  1, 2, 3, 4, 5  110,000

Enbridge Energy            30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Energy East Cap.           30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Equity Office Prop.        20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Exxon Mobil Corp           60,000          SH     Shared - Other  1, 2, 3, 4, 5   60,000

FleetBoston                25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Gables Residential
Trust PFD A                10,000          SH     Shared - Other  1, 2, 3, 4, 5   10,000

General Electric Co        20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Goldman Sachs             Common         38141G104                  2,783

Great Plains Energy       Common         391164100                    882

HL&P Capital Trust I
8.125% Tr Pfd Ser A      Preferred       404202202                    248

Hospitality Prop.         Common         44106M102                  1,180

Houghton Royalty Trust    Common         444717102                  1,530

IBM                       Common         459200101                  1,814

Intel Corp                Common         458140100                  1,258

JDS Uniphase              Common         46612J101                    174

JP Morgan Chase           Common         46625H100                  1,999

Johnson & Johnson         Common         478160104                  3,251

Kinder Morgan Energy
Partners LP
Partnership INT           Common         494550106                  5,106

KLA-Tencor Corp.          Common         482480100                    743

Knightsbridge Tankers
LTD                       Common         G5299G106                    403

Liberty Property
Trust                     Common         531172104                  1,194

MicroSoft Corp.           Common         594918104                  1,988

Morgan Stanley            Common         617446448                  1,678

Mutual Risk Mgmt          Common         628351108                    438

National Semi
Conductor                 Common         637640103                    770

Nokia                     Common         654902204                    981

Petrolio Brasileiro       Common         71654V408                    350

Goldman Sachs              30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Great Plains Energy        35,000          SH     Shared - Other  1, 2, 3, 4, 5   35,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A        10,000          SH     Shared - Other  1, 2, 3, 4, 5   10,000

Hospitality Prop.          40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Houghton Royalty Trust    150,000          SH     Shared - Other  1, 2, 3, 4, 5  150,000

IBM                        15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Intel Corp                 40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

JDS Uniphase               20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

JP Morgan Chase            55,000          SH     Shared - Other  1, 2, 3, 4, 5   55,000

Johnson & Johnson          55,000          SH     Shared - Other  1, 2, 3, 4, 5   55,000

Kinder Morgan Energy
Partners LP
Partnership INT           135,000          SH     Shared - Other  1, 2, 3, 4, 5  135,000

KLA-Tencor Corp.           15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Knightsbridge Tankers
LTD                        25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Liberty Property Trust     40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

MicroSoft Corp.            30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Morgan Stanley             30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Mutual Risk Mgmt           60,000          SH     Shared - Other  1, 2, 3, 4, 5   60,000

National Semi
Conductor                  25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Nokia                      40,000          SH     Shared - Other  1, 2, 3, 4, 5   40,000

Petrolio Brasileiro        15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Pfizer                    Common         717081103                    797

Plum Creek Timber Co
Inc.                      Common         729251108                  1,191

Polycom Inc.              Common         73172K104                    681

PP&L Cap Tr
Originated Pfd Secs
8.20%                    Preferred       693497208                    386

Progress Energy Inc.      Common         743263105                  1,126

Progress Energy CVO       Common         743263AA3                      0

Public Storage Inc
Depositary Sh Prd Ser
J                        Preferred       74460D828                    250

Public Storage
Preferred 8.6%           Preferred       74460D711                    261

PWG Capital Trust II
8.08% PFD                Preferred       69366F208                    377

Royal Bank of
Scotland 8.5% Ser J      Preferred       780097853                    541

Shop At Home Inc Ser
A PFD                    Preferred       825066400                      9

Siebel Systems            Common         826170102                    979
SJG Cap TR PFD Secs
8.35%                    Preferred       78427Q202                    496

Spinnaker                 Common         84855W109                  1,235

Talbots                   Common         874161102                  1,088

Teco Energy               Common         872375100                    525

Texas Instruments         Common         882508104                    420

Timberland                Common         887100105                    927

TXU Corp                  Common         873168108                  2,593

Tyco Intl                 Common         902124106                  4,418

Pfizer                     20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Plum Creek Timber Co
Inc.                       42,000          SH     Shared - Other  1, 2, 3, 4, 5   42,000

Polycom Inc.               20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

PP&L Cap Tr
Originated Pfd Secs        15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Progress Energy Inc.       25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Progress Energy CVO        25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Public Storage Inc
Depositary Sh Prd Ser J    10,000          SH     Shared - Other  1, 2, 3, 4, 5   10,000

Public Storage
Preferred 8.6%             10,000          SH     Shared - Other  1, 2, 3, 4, 5   10,000

PWG Capital Trust II
8.08% PFD                  15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Royal Bank of
Scotland 8.5% Ser J        20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Shop At Home Inc Ser
A PFD                         692          SH     Shared - Other  1, 2, 3, 4, 5      692

Siebel Systems             35,000          SH     Shared - Other  1, 2, 3, 4, 5   35,000

SJG Cap TR PFD Secs
8.35%                      20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Spinnaker                  30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Talbots                    30,000          SH     Shared - Other  1, 2, 3, 4, 5   30,000

Teco Energy                20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Texas Instruments          15,000          SH     Shared - Other  1, 2, 3, 4, 5   15,000

Timberland                 25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

TXU Corp                   55,000          SH     Shared - Other  1, 2, 3, 4, 5   55,000

Tyco Intl                  75,000          SH     Shared - Other  1, 2, 3, 4, 5   75,000

UDS Capital I G
Preferred SEC 8.32%      Preferred       902655208                    618

Verizon                   Common         92343V104                  2,373

Vodafone                  Common         92857W100                    514

Washington Mtl            Common         939322103                  1,799

Wells Fargo               Common         949746101                  2,174

                                                                  100,763

UDS Capital I G
Preferred SEC 8.32%        25,000          SH     Shared - Other  1, 2, 3, 4, 5   25,000

Verizon                    50,000          SH     Shared - Other  1, 2, 3, 4, 5   50,000

Vodafone                   20,000          SH     Shared - Other  1, 2, 3, 4, 5   20,000

Washington Mtl             55,000          SH     Shared - Other  1, 2, 3, 4, 5   55,000

Wells Fargo                50,000          SH     Shared - Other  1, 2, 3, 4, 5   50,000